Discontinued operations and Assets held for sale - Net cash flows associated with discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Discontinued operations and Assets classified as held for sale
Net cash (used)/generated in/from operating activities	$ (1,056)	$ 4,986	$ 12,843
Net cash used in investing activities	(2,659)	(12,438)	(25,021)
Net cash used in financing activities	1,331	1,316	2,161
Net cash flows for the period	$ (2,383)	$ (6,136)	$ (10,017)